Basic and Diluted Loss Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net loss	$ (47,041)		$ (79,173)
Basic weighted-average common stock outstanding	32,739,000		19,740,000
Add dilutive effects of common stock equivalents	$ 0	[1]	$ 0	[1]
Diluted weighted-average common stock outstanding	32,739,000		19,740,000
Basic loss per common share attributable to common stockholders:
Net loss (in usd per share)	$ (1.44)	[1]	$ (4.01)	[1]
Diluted loss per common share attributable to common stockholders:
Net loss (in usd per share)	$ (1.44)	[1]	$ (4.01)	[1]
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average number of shares issuable under the common stock warrants	749,148		790,683
Diluted weighted-average common stock outstanding	401,000		0
Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non vested balance, beginning of period	567,000		524,000

[1]	Entities with a net loss from continuing operations are prohibited from including potential common shares in the computation of diluted per share amounts. We have utilized the basic shares outstanding to calculate both basic and diluted loss per share.